Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2015 Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Fidelity Managed Retirement 2015 Fund - Class K
Bar Chart Table:
Annual Return 2020	11.00%
Annual Return 2021	5.42%
Annual Return 2022	(13.43%)